Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Delaware Value® Fund), USD $)	0 Months Ended
Mar. 29, 2013
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,013
Expense Example, No Redemption, 10 Years	2,013
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,013
Expense Example, No Redemption, 10 Years	$ 2,199